MANNING & NAPIER FUND, INC.

(the “Fund”)

Equity Series – Class S and W

Overseas Series – Class I, S, W and Z

(the “Series”)

Supplement dated September 10, 2019 to the

Statement of Additional Information for the Series dated March 1, 2019,

as supplemented June 4, 2019 (the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective October 1, 2019 (the “Effective Date”), the portfolio management teams of the Series will change as follows:

1.

Jeffrey W. Donlon, CFA® will no longer serve as a member of the Overseas Series’ portfolio management team, and Christian A. Andreach and Jay M. Welles will become members of the Overseas Series’ portfolio management team.

2.	Marc Tommasi will become a member of the Equity Series’ portfolio management team.

Accordingly, as of the Effective Date, the SAI is hereby supplemented and revised as follows:

1.	The information relating to Messrs. Andreach, Donlon, Tommasi and Welles in the first table in the “Portfolio Managers” section of the SAI is hereby deleted and replaced by the following:

Name and Title	Fund Management Role	Dollar Range of Equity SecuritiesBeneficially Owned by the PortfolioManager in the Series covered by thisSAI*	Aggregate Dollar Range of Equity Securities Beneficially Owned By the Portfolio Manager in All Manning & Napier Fund Series*
Christian A. Andreach, CFA®, Co-Head of Global Equities, Senior Analyst/ Managing Director of Consumer Group, Head of U.S. Equity Core Team**	Member of Blended Asset Series, Equity Series, Overseas Series, Pro-Blend Series and Target Series Portfolio Management Teams	Equity Series –
between $100,001 and $500,000

Overseas Series – between

$100,001 and $500,000

Disciplined Value Series –

between $100,001 and
$500,000

Pro-Blend Extended Term

Series – between $50,001
and $100,000

Over $1,000,000

Marc Tommasi, Co-Head of Global Equities, Senior Analyst/ Chief Investment Strategist, Head of Non-U.S. Equity Core Team**	Member of Blended Asset Series, Equity Series, Pro-Blend Series, Target Series and Overseas Series Portfolio Management Teams	Overseas Series – between $50,001 and $100,000	Between $50,001 and $100,000

Jay M. Welles, CFA®, Senior Analyst/Managing Director of Technology Group**	Member of Equity Series and Overseas Series Portfolio Management Teams	Equity Series – between $50,001 and $100,000 Overseas Series – between $50,001 and $100,000	Between $100,001 and $500,000

*

Dollar ranges do not reflect interests owned by a Portfolio Manager in collective investment trust funds managed by the Advisor, which may have investment objectives, policies and strategies substantially similar to those of a series of the Fund.

**	Holdings information as of June 30, 2019.

2.

The information relating to Messrs. Andreach, Donlon, Tommasi and Welles in the “Management of Other Portfolios” table in the “Portfolio Managers” section of the SAI is hereby deleted and replaced by the following:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Christian A. Andreach, CFA®**	0	$0	6	$1,906,038,666	4,408	$10,483,218,342
Marc Tommasi**	0	$0	6	$1,906,038,666	4,408	$10,483,218,342
Jay M. Welles, CFA®**	0	$0	1	$50,595,110	48	$965,522,268

*	At times assets of the Other Accounts in column 3 may be invested in series of the Fund.
**	Information as of June 30, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MN 10.31 SAI Supp 9.10.19

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